3. INVESTMENT SECURITIES: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$971,354	$1,234,597	$--	$--
Due after one year through five years	5,668,206	5,781,356	379,002	380,850
Due after five years through ten years	22,551,147	23,863,176	--	--
Due after ten years	175,139,460	190,175,289	--	--
	$204,330,167	$221,054,418	$379,002	$380,850